Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
REVENUE		$ 8,515,561	$ 5,637,370	$ 5,358,023
COST OF REVENUE AND RELATED TAX
Cost of revenue		3,949,667	3,346,588	2,816,331
Business and sales related tax		47,431	40,377	38,048
GROSS PROFIT		4,518,463	2,250,405	2,503,644
OPERATING EXPENSES
Selling expenses		1,270,582	1,314,403	1,441,165
General and administrative expenses		2,156,879	2,507,186	2,301,070
Total operating expenses		3,427,461	3,821,589	3,742,235
INCOME (LOSS) FROM OPERATIONS		1,091,002	(1,571,184)	(1,238,591)
OTHER INCOME (EXPENSE)
Interest income		127,136	135,359	126,663
Other income (expenses)		(17,043)	7,236	(3,403)
Total other income, net		110,093	142,595	123,260
INCOME (LOSS) BEFORE INCOME TAX PROVISION		1,201,095	(1,428,589)	(1,115,331)
PROVISION (BENEFIT) FOR INCOME TAXES		180,334	212,498	(96,804)
NET INCOME (LOSS)		1,020,761	(1,641,087)	(1,018,527)
Less: net income (loss) attributable to non-controlling interest		341,086	47,614	(72,344)
NET INCOME (LOSS) ATTRIBUTABLE TO WAH FU EDUCATION GROUP LIMITED		679,675	(1,688,701)	(946,183)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)		1,020,761	(1,641,087)	(1,018,527)
Other comprehensive income (loss): foreign currency translation		487,158	(351,286)	(522,250)
Total comprehensive income (loss)		1,507,919	(1,992,373)	(1,540,777)
Less: Comprehensive income (loss) attributable to non-controlling interest		31,309	23,187	(71,411)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO WAH FU EDUCATION GROUP LIMITED		$ 1,476,610	$ (2,015,560)	$ (1,469,366)
Earnings (loss) per common share - basic and diluted (in Dollars per share)		$ 0.16	$ (0.39)	$ (0.30)
Weighted average shares - basic and diluted (in Shares)	[1]	4,381,033	4,290,681	3,200,000

[1]	Retrospectively restated for effect of stock split and reorganization